OMB Number: 3235-0675
Expires: March 31, 2014

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G
ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Conn Appliances, Inc.1
(Exact name of securitizer as specified in its charter)

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

 X Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period
                April 1, 2012 to June 30, 2012

Date of Report (Date of earliest event reported):  August 14, 2012

Commission File Number of securitizer:  __________________

Central Index Key Number of securitizer:   0001457438

Sydney K. Boone, (409) 832-1696
Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) [ ]

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) [X]

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) [ ]

1 Conn Appliances, Inc., as securitizer, is filing this Form ABS-15G in respect of the asset-backed securities sponsored by it and outstanding during the reporting period, including asset-backed securities issued by the following affiliated entity: Conn’s Receivables Funding I, LP.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Conn Appliances, Inc. (Securitizer)

By:	/s/ Brian E. Taylor
Name:	Brian E. Taylor
Title:	Chief Financial Officer and Vice President

Date: August 14, 2012